Related Party Disclosures	6 Months Ended
Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures

RELATED PARTY DISCLOSURES

The Group’s related party transactions and relationships for 2021 were disclosed on pages 249 and 250 of the Group’s Annual Report and Form 20-F for the year ended 31 December 2021. Apart from the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions in the six months ended 30 June 2022.